OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Creditor	Total consolidated
Nominal values Up to 90 days	$ 927,043
Nominal values More than 90 days to one year	2,610,702
Nominal values More than one to three years	1,235,504
Nominal values More than three to five years	1,291,205
Nominal values More than five years	1,047,692
Total nominal value	7,112,146
Accounting values Up to 90 days	1,272,825
Accounting values More than 90 days to one year	2,596,215
Accounting values More than one to three years	1,224,152
Accounting values More than three to five years	1,289,285
Accounting values More than five years	1,053,367
Total accounting value	$ 7,435,844
Others Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Creditor	Total consolidated
Accounting values More than one to three years	$ 2,637,151
Accounting values More than three to five years	$ 1,197,861
Others Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Creditor	Total
Nominal values Up to 90 days	$ 282,555
Nominal values More than 90 days to one year	3,629
Nominal values More than one to three years	5,891
Nominal values More than three to five years	14,389
Nominal values More than five years	3,987
Total nominal value	310,451
Accounting values Up to 90 days	361,354
Accounting values More than 90 days to one year	3,628
Accounting values More than one to three years	5,891
Accounting values More than three to five years	14,389
Accounting values More than five years	3,987
Total accounting value	$ 389,249
NCM [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Tax No.	0-E
Creditor	NCM
Creditor country	Netherlands
Currency	US$
Nominal values Up to 90 days	$ 619
Nominal values More than 90 days to one year
Nominal values More than one to three years	324
Nominal values More than three to five years
Nominal values More than five years
Total nominal value	943
Accounting values Up to 90 days	666
Accounting values More than 90 days to one year
Accounting values More than one to three years	324
Accounting values More than three to five years
Accounting values More than five years
Total accounting value	$ 990
Amortization	Monthly
Effective rate %	6.01%
Nominal rate %	6.01%
BANCO BRADESCO [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Tax No.	0-E
Creditor	BANCO BRADESCO
Creditor country	Brazil
Currency	BRL
Nominal values Up to 90 days	$ 74,661
Nominal values More than 90 days to one year
Nominal values More than one to three years
Nominal values More than three to five years
Nominal values More than five years
Total nominal value	74,661
Accounting values Up to 90 days	98,864
Accounting values More than 90 days to one year
Accounting values More than one to three years
Accounting values More than three to five years
Accounting values More than five years
Total accounting value	$ 98,864
Amortization	Monthly
Effective rate %	4.33%
Nominal rate %	4.33%
Merril Lynch Credit Products LLC [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Tax No.	0-E
Creditor	Merril Lynch Credit Products LLC
Creditor country	U.S.A.
Currency	BRL
Nominal values Up to 90 days	$ 185,833
Nominal values More than 90 days to one year
Nominal values More than one to three years
Nominal values More than three to five years
Nominal values More than five years
Total nominal value	185,833
Accounting values Up to 90 days	240,089
Accounting values More than 90 days to one year
Accounting values More than one to three years
Accounting values More than five years
Total accounting value	$ 240,089
Amortization	Monthly
Effective rate %	3.95%
Nominal rate %	3.95%
NATIXIS [Member] | Others Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Nominal values Up to 90 days	$ 433
Nominal values More than 90 days to one year	2,482
Nominal values More than one to three years	2,872
Nominal values More than three to five years	11,539
Nominal values More than five years
Total nominal value	17,326
Accounting values Up to 90 days	637
Accounting values More than 90 days to one year	2,481
Accounting values More than one to three years	2,872
Accounting values More than three to five years	11,539
Accounting values More than five years
Total accounting value	$ 17,529
Amortization	Quarterly
Effective rate %	2.74%
Nominal rate %	2.74%
GA Telessis LLC [Member] | Others Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Tax No.	0-E
Creditor	GA Telessis LLC
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 320
Nominal values More than 90 days to one year	1,147
Nominal values More than one to three years	2,695
Nominal values More than three to five years	2,850
Nominal values More than five years	3,987
Total nominal value	10,999
Accounting values Up to 90 days	409
Accounting values More than 90 days to one year	1,147
Accounting values More than one to three years	2,695
Accounting values More than three to five years	2,850
Accounting values More than five years	3,987
Total accounting value	$ 11,088
Amortization	Monthly
Effective rate %	14.72%
Nominal rate %	14.72%
DEUTCHEBANK [Member] | Others Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil (2021) [Line Items]
Tax No.	0-E
Creditor	DEUTCHEBANK (*) [1]
Creditor country	Brazil
Currency	US$
Nominal values Up to 90 days	$ 20,689
Nominal values More than 90 days to one year
Nominal values More than one to three years
Nominal values More than three to five years
Nominal values More than five years
Total nominal value	20,689
Accounting values Up to 90 days	20,689
Accounting values More than 90 days to one year
Accounting values More than one to three years
Accounting values More than three to five years
Accounting values More than five years
Total accounting value	$ 20,689
Amortization	At Expiration
Effective rate %
Nominal rate %

[1]	Obligation to creditors for executed letters of credit